Income Taxes - Statutory Income Tax Expense To Effective Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	3.30%	2.00%	2.60%
Permanent differences	0.60%	(0.40%)	(0.30%)
Foreign-derived intangible income	(0.50%)	0.00%	(1.60%)
Research and development credits, net	(2.00%)	(3.00%)	(1.30%)
Tax uncertainties	0.00%	0.40%	0.00%
Deferred tax adjustments	0.00%	(0.20%)	0.40%
Excess tax benefits from share-based compensation	(0.10%)	(0.20%)	(1.30%)
Change in valuation allowance	(0.20%)	2.60%	0.00%
Foreign rate differential	1.00%	(0.30%)	(0.30%)
Withholding taxes	9.90%	1.00%	0.00%
Limitation on executive compensation	7.00%	0.00%	0.00%
Non-deductible transaction costs	2.90%	0.00%	0.00%
Other tax rate items	0.10%	0.20%	0.90%
Total	43.00%	23.10%	20.10%